Related party transactions - Additional Information (Details) € in Thousands	Dec. 31, 2023 EUR (€) director	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Related party transactions [abstract]
Number of members of the Leadership Team also members of the Executive Board | director	2
Provision for attendance fees | €	€ 353	€ 348	€ 338